Investments (Details 44) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Mortgage Loans on Real Estate, Commercial and Consumer, Net	$ 56,915	$ 58,976
Trading Securities And Other Trading Assets	18,268	18,589
Cash and Cash Equivalents, at Carrying Value	10,461	12,957	12,957	10,024	24,131
Accrued Investment Income Receivable	4,344	4,328
Premiums and Other Receivables, Net	22,481	19,799
Total Assets	7,273	11,080
Liabilities
Long-term Debt	23,692	27,586
Other Liabilities	30,914	20,366
Total Liabilities	3,128	6,995
Consolidated Securitization Entities [Member]
Assets:
Mortgage Loans on Real Estate, Commercial and Consumer, Net	3,138	6,840
Trading Securities And Other Trading Assets	117	201
Cash and Cash Equivalents, at Carrying Value	21	39
Accrued Investment Income Receivable	16	34
Premiums and Other Receivables, Net	7	0
Total Assets	3,299	7,114
Liabilities
Long-term Debt	3,068	6,820
Other Liabilities	35	72
Total Liabilities	$ 3,103	$ 6,892